Fixed Assets - Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fixed Assets
Beginning balance	€ 197,941	€ 168,264
Impairment	1,374	5,884	€ 22,810
Ending balance	236,782	197,941	168,264
Borrowing costs capitalized	€ 2,375	€ 2,291	€ 2,932
Weighted average borrowing costs (as a percent)	5.76%	5.78%	7.17%
Buildings
Fixed Assets
Beginning balance	€ 17,757	€ 21,924
Ending balance	14,623	17,757	€ 21,924
Technical equipment and machines
Fixed Assets
Beginning balance	37,416	40,248
Ending balance	40,669	37,416	40,248
Other equipment, furniture and fixtures
Fixed Assets
Beginning balance	5,137	4,359
Ending balance	4,698	5,137	4,359
Assets under construction
Fixed Assets
Beginning balance	137,631	101,733
Ending balance	176,790	137,631	101,733
Cumulative Amortization And Impairment
Fixed Assets
Beginning balance	29,568	47,019
Depreciation	12,432	13,394
Impairment	1,374	5,884
Disposals	(5,941)	(36,747)
Currency translation	(9)	18
Ending balance	37,424	29,568	47,019
Cumulative Amortization And Impairment | Buildings
Fixed Assets
Beginning balance	8,710	5,348
Depreciation	4,216	4,445
Disposals	(12)	(1,083)
Ending balance	12,914	8,710	5,348
Cumulative Amortization And Impairment | Technical equipment and machines
Fixed Assets
Beginning balance	12,617	11,726
Depreciation	5,925	6,999
Impairment		3,830
Disposals	(4,270)	(9,938)
Ending balance	14,272	12,617	11,726
Cumulative Amortization And Impairment | Other equipment, furniture and fixtures
Fixed Assets
Beginning balance	7,415	7,135
Depreciation	2,291	1,950
Disposals	(1,659)	(1,688)
Currency translation	(9)	18
Ending balance	8,038	7,415	7,135
Cumulative Amortization And Impairment | Assets under construction
Fixed Assets
Beginning balance	826	22,810
Impairment	1,374	2,054
Disposals		(24,038)
Ending balance	2,200	826	22,810
Acquisition costs
Fixed Assets
Beginning balance	227,509	215,283
Additions	54,873	89,620
Assets held for sale		(57,570)
Reclassifications	1
Disposals	(8,165)	(19,854)
Currency translation	(13)	30
Ending balance	274,205	227,509	215,283
Acquisition costs | Buildings
Fixed Assets
Beginning balance	26,467	27,272
Additions	551	377
Reclassifications	533
Disposals	(14)	(1,182)
Ending balance	27,537	26,467	27,272
Acquisition costs | Technical equipment and machines
Fixed Assets
Beginning balance	50,033	51,974
Additions	9,171	9,710
Assets held for sale		(6,719)
Reclassifications	828	7,652
Disposals	(5,090)	(12,584)
Ending balance	54,941	50,033	51,974
Acquisition costs | Other equipment, furniture and fixtures
Fixed Assets
Beginning balance	12,552	11,494
Additions	2,024	2,760
Reclassifications	(2)
Disposals	(1,825)	(1,732)
Currency translation	(13)	30
Ending balance	12,736	12,552	11,494
Acquisition costs | Assets under construction
Fixed Assets
Beginning balance	138,457	124,543
Additions	43,126	76,773
Assets held for sale		(50,851)
Reclassifications	(1,358)	(7,652)
Disposals	(1,235)	(4,356)
Ending balance	€ 178,990	€ 138,457	€ 124,543